Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000149129 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	60.80%
C000149129 | Financials
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000149129 | Money Market fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000148681 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000148681 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000148682 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000148682 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000153845 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000153845 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	26.88%
C000153845 | Foreign Bond
Holdings [Line Items]
Percent of Net Asset Value	19.64%
C000153845 | Term Loan
Holdings [Line Items]
Percent of Net Asset Value	12.58%
C000153845 | Asset Backed Security
Holdings [Line Items]
Percent of Net Asset Value	11.04%
C000153845 | Residential Mortgage Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.46%
C000153845 | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	5.77%
C000153845 | Mortgage Backed Security
Holdings [Line Items]
Percent of Net Asset Value	5.57%
C000153845 | Commercial Mortgage Backed Security
Holdings [Line Items]
Percent of Net Asset Value	4.13%
C000153845 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000153845 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209670 | Financials
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000209670 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000209670 | Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000209671 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000209671 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209671 | Energy
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000209671 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000209671 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000209671 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000209671 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000191094 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000191094 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000191094 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000191094 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000191094 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000191094 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000191094 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000191094 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000191094 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000191094 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000191094 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000141421 | Money Market fund
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000141421 | Energy
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000141421 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%